Retirement Benefit Schemes - Summary of Actuarial Assumptions Rate for Valuations Plans (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
US
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Rate of increase in salaries (%)	3.40%	3.40%
Rate of increase in pensions in payment (%)	2.50%	2.50%
Rate of increase in deferred pensions (%)	0.00%	0.00%
Discount rate (%)	2.60%	3.30%
General inflation (%)	2.50%	2.50%
Weighted average duration of liabilities (years)	11 years 7 months 6 days	11 years 4 months 24 days
United Kingdom
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Rate of increase in salaries (%)	0.00%	3.00%
Rate of increase in pensions in payment (%)	3.00%	3.00%
Rate of increase in deferred pensions (%)	2.20%	2.20%
Discount rate (%)	1.40%	2.00%
General inflation (%)	3.00%	3.00%
Weighted average duration of liabilities (years)	17 years	16 years 1 month 6 days
Germany
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Rate of increase in salaries (%)	2.50%	0.60%
Rate of increase in pensions in payment (%)	1.50%	0.40%
Rate of increase in deferred pensions (%)	1.50%	0.40%
Discount rate (%)	0.90%	0.30%
General inflation (%)	1.50%	0.40%
Weighted average duration of liabilities (years)	14 years	14 years
Canada
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Rate of increase in salaries (%)	3.00%	3.00%
Rate of increase in pensions in payment (%)	0.00%	0.00%
Rate of increase in deferred pensions (%)	0.00%	0.00%
Discount rate (%)	2.30%	3.00%
General inflation (%)	2.00%	2.00%
Weighted average duration of liabilities (years)	11 years	11 years
Netherlands
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Rate of increase in salaries (%)	2.10%	2.10%
Rate of increase in pensions in payment (%)	0.90%	0.90%
Rate of increase in deferred pensions (%)	0.90%	0.90%
Discount rate (%)	0.50%	1.10%
General inflation (%)	2.00%	2.00%
Weighted average duration of liabilities (years)	18 years	17 years 9 months 18 days
Switzerland
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Rate of increase in salaries (%)	1.10%	1.30%
Rate of increase in pensions in payment (%)	0.00%	0.00%
Rate of increase in deferred pensions (%)	0.00%	0.00%
Discount rate (%)	0.00%	0.10%
General inflation (%)	0.90%	1.10%
Weighted average duration of liabilities (years)	13 years 4 months 24 days	13 years 10 months 24 days